Leases - Weighted-average Lease Terms and Discount Rates (Details)	Dec. 31, 2025	Dec. 31, 2024
Finance leases
Weighted-average remaining lease term (in years)	4 years 10 months 24 days	6 years
Weighted-average discount rate	4.85%	5.03%
Operating leases
Weighted-average remaining lease term (in years)	6 years 4 months 24 days	6 years 4 months 24 days
Weighted-average discount rate	5.07%	4.91%